Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 109.6	$ 88.9	$ 80.3
Impairment of Long-Lived Assets to be Disposed of	9.1	0.7	0.5
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 0.4	$ 0.7	$ 0.5